Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

			Percentage
			of direct or
			Indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd. (“RQN”)	August 21, 2017	PRC	100%	Platform Business
VIE of the Company:
Beijing Rongdiandian Information Technology Co., Ltd. (“RDD”)	March 3, 2017	PRC	100%	Platform Business

Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform Business
Databook Tech Ltd.("Databook”)	Acquired in June 2018 (Note 8)	The Cayman Islands	65%	Platform Business
Databook (HK) Limited.	Acquired in June 2018 (Note 8)	Hong Kong	65%	Platform Business
Hangzhou Magnet Technology Co., Ltd.	Acquired in June 2018 (Note 8)	PRC	65%	Platform Business
Major VIEs of the Company:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform Business
Hangzhou Dugong Technology Co., Ltd. (“HDT”)	Acquired in June 2018 (Note 8)	PRC	65%	Platform Business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October, 2018 (Note 8)	PRC	100%	Platform Business

Predecessor
Nature of operations and reorganization
Schedule of total cost and expenses allocated from RONG360

	2016	2017
	RMB	RMB
Cost of revenues	7,930	8,081
Sales and marketing expenses	23,785	25,049
Research and development expenses	18,175	29,940
General and administrative expenses	15,386	11,882
Total	65,276	74,952

RONG360 Inc.
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

			Percentage
			of direct or
			Indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
Parent:
RONG360 Inc.	February 21, 2012	The Cayman Islands		Investment holding
Wholly owned subsidiaries of RONG360:
RONG360 (Hong Kong) Limited (“RONG360 HK”)	February 29, 2012	Hong Kong	100%	Investment holding
Beijing Ronglian Shiji Information Technology Co. Limited (“RLSJ”)	June 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
Tianjin Rongshiji Information Technology Co. Limited	September 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
VIE of RONG360:
Beijing Rongshiji Information Technology Co. Limited (“RSJ”)	November 10, 2011	PRC	100%	Platform Business and technology-enabled online lending business

RONG360 Inc. | Predecessor
Nature of operations and reorganization
Schedule of financial information of RONG360's VIE directly attributable to the Predecessor Operations

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	826	14,665	2,133
Short-term investment	—	78,462	11,412
Accounts receivable, net (including amounts billed through RONG360 of RMB15,356 and nil as of December 31, 2017 and 2018, respectively)	17,966	17,269	2,512
Amount due from the subsidiaries of the Group*	90,510	95,876	13,945
Prepayments and other current assets	154	5,807	845
Property and equipment, net	8,206	17,589	2,558
Intangible assets, net	—	1,111	162
Other non-current assets	—	1,068	155
Total assets	117,662	231,847	33,722
Accounts payable	—	4,256	619
Advances from customers	491	21,717	3,159
Tax payable	305	15,116	2,199
Accrued expenses and other current liabilities	2,266	17,963	2,613
Total liabilities	3,062	59,052	8,590

*  The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Total revenues	30,054	408,445	183,003	26,617
Net (loss)/income	(43,866)	231,781	18,506	2,692

	For the Year Ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	(39,240)	35,002	28,292	4,115
Net cash used in investing activities	(2,266)	(7,076)	(14,453)	(2,102)
Net cash provided by/(used in) financing activities	41,506	(27,100)	—	—
Net increase in cash and cash equivalents	—	826	13,839	2,013
Cash and cash equivalents at beginning of the year	—	—	826	120
Cash and cash equivalents at end of the year	—	826	14,665	2,133